Income taxes (Tables) - Rubicon [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2020	2019
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$161	$40
Accrued vacation	21	15
Accrued bonuses	134	118
Interest expense limitation	1	-
Lease liability	224	262
Intangible assets	(2,835)	(3,025)
Net operating losses	1,523	712
Capitalized transaction costs	59	63
Right of use asset	(209)	(255)
Depreciation	(54)	(162)
Goodwill	(922)	(809)

Deferred tax liability, net	$(1,897)	$(3,041)

Schedule of Components of Income Tax Expense

	December 31,
	2020	2019
Current:
Federal	$(437)	$(3)
State	127	53
Total current	(310)	50

Deferred:
Federal	(1,100)	(351)
State	(44)	(82)
Total deferred	(1,144)	(433)
Total income tax benefit	(1,454)	(383)

Less: Pre-acquisition tax reimbursement	-	-
Total income tax benefit	$(1,454)	$(383)

Rubicon Technologies, LLC and Subsidiaries [Member]
Schedule of Effective Income Tax Rate Reconciliation

	December 31,
	2020	2019
Statutory U.S. federal tax rate	21.00%	21.00%
State income taxes (net of federal benefit)	-0.11%	0.04%
Income passed through to Members	-18.47%	-20.37%
Permanent differences	0.00%	-0.01%
Other	0.00%	-0.03%
Effective income tax rate	2.42%	0.63%